Loans	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Loans	Loans
The Company’s loan portfolio segments, as reported in the tables below, include (i) commercial real estate (ii) owner-occupied commercial real estate (iii) acquisition, construction & development (iv) commercial & industrial (v) single family residential (1-4 units) and (vi) consumer non-real estate and other. The risks associated with lending activities differ among the various loan segments and are subject to the impact of changes in interest rates, market conditions of collateral securing the loans, and general economic conditions.
•Commercial real estate loans carry risk associated with either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral. Other risk factors include the credit-worthiness of the sponsor and the value of the collateral.
•Owner-occupied commercial real estate loans carry risk associated with the operations of the business that occupies the property and the value of the collateral.
•Acquisition, construction and development loans carry risk associated with the credit-worthiness of the borrower, project completion within budget, sale after completion, and the value of the collateral.
•Commercial & industrial loans carry the risk associated with the operations of the business and the value of the collateral, if any.
•Single family residential (1-4 units) loans for consumer purposes carry risk associated with the continued credit-worthiness of the borrower and the value of the collateral. Single family residential (1-4 units) loans for investment purpose carry risk associated with the continued credit-worthiness of the borrower, the value of the collateral, and either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral.
•Consumer non-real estate and other loans carry risk associated with the credit-worthiness of the borrower and the value of the collateral, if any.
Loan balances at March 31, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	March 31, 2023	December 31, 2022
Commercial real estate	$1,154,210	$1,109,315
Owner-occupied commercial real estate	125,657	127,114
Acquisition, construction & development	99,886	94,450
Commercial & industrial	50,101	53,514
Single family residential (1-4 units)	518,775	499,362
Consumer non-real estate and other	3,109	3,466
	1,951,738	1,887,221
Allowance for credit losses	(25,704)	(21,039)
Loans, net	$1,926,034	$1,866,182
Net deferred loan fees included in the above loan categories totaled $3.3 million and $3.3 million at March 31, 2023, and December 31, 2022, respectively. The Company holds $6.4 million and $7.9 million in Paycheck Protection Program (“PPP”) loans, net of deferred fees and costs as of March 31, 2023, and December 31, 2022, respectively.	Loans
The Company’s loan portfolio segments, as reported in the tables below, include (i) commercial real estate (ii) owner-occupied commercial real estate (iii) acquisition, construction & development (iv) commercial & industrial (v) single family residential (1-4 units) and (vi) consumer non-real estate and other. The risks associated with lending activities differ among the various loan segments and are subject to the impact of changes in interest rates, market conditions of collateral securing the loans, and general economic conditions.
•Commercial real estate loans carry risk associated with either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral. Other risk factors include the credit-worthiness of the sponsor and the value of the collateral.
•Owner-occupied commercial real estate loans carry risk associated with the operations of the business that occupies the property and the value of the collateral.
•Acquisition, construction & development loans carry risk associated with the credit-worthiness of the borrower, project completion within budget, sale after completion, and the value of the collateral.
•Commercial & industrial loans carry the risk associated with the operations of the business and the value of the collateral, if any.
•Single family residential (1-4 units) loans for consumer purposes carry risk associated with the continued credit-worthiness of the borrower and the value of the collateral. Single family residential (1-4 units) loans for investment purpose carry risk associated with the continued credit-worthiness of the borrower, the value of the collateral, and either the net operating income generated from the lease of the real estate collateral or income generated from the sale of the collateral.
•Consumer non-real estate and other loans carry risk associated with the credit-worthiness of the borrower and the value of the collateral, if any.
Loan balances at June 30, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	June 30, 2023	December 31, 2022
Commercial real estate	$1,198,840	$1,109,315
Owner-occupied commercial real estate	124,466	127,114
Acquisition, construction & development	92,730	94,450
Commercial & industrial	59,142	53,514
Single family residential (1-4 units)	522,944	499,362
Consumer non-real estate and other	2,847	3,466
	2,000,969	1,887,221
Allowance for credit losses	(25,919)	(21,039)
Loans, net	$1,975,050	$1,866,182
Net deferred loan fees included in the above loan categories totaled $3.4 million and $3.3 million at June 30, 2023, and December 31, 2022, respectively. The Company holds $5.7 million and $7.9 million in Paycheck Protection Program (“PPP”) loans, net of deferred fees and costs as of June 30, 2023, and December 31, 2022, respectively.	Loans
Loans at year-end by portfolio segment were as follows (in thousands):

	2022	2021
Commercial real estate	$1,109,315	$1,031,641
Owner-occupied commercial real estate	127,114	125,613
Acquisition, construction & development	94,450	109,518
Commercial & industrial	53,514	58,818
Single family residential (1-4 units)	499,362	415,594
Consumer non-real estate and other	3,466	3,889
	1,887,221	1,745,073
Allowance for loan losses	(21,039)	(31,709)
Loans, net	$1,866,182	$1,713,364
Net deferred loan fees included in the above loan categories totaled $3.3 million and $4.4 million at December 31, 2022 and 2021, respectively. The Company holds $7.9 million and $37.8 million in PPP loans, net of deferred fees and costs as of December 31, 2022 and 2021, respectively.
The following table presents the activity in the allowance for loan losses by portfolio segment for each of the years ending December 31, 2022, 2021, and 2020 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Total
December 31, 2022
Allowance for loan losses
Beginning balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709
Provision for (recapture of) loan losses	(6,391)	24	(1,287)	298	(239)	129	(7,466)
Loans charged-off	(3,282)	—	—	(20)	—	(148)	(3,450)
Recoveries	38	—	—	—	184	24	246
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$21,039

December 31, 2021
Allowance for loan losses
Beginning balance	$23,356	$1,196	$4,255	$68	$3,757	$65	$32,697
Provision for (recapture of) loan losses	1,870	(602)	(886)	72	(1,490)	34	(1,002)
Loans charged-off	(127)	—	—	—	(16)	(99)	(242)
Recoveries	13	17	—	20	183	23	256
Total ending allowance balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709

December 31, 2020
Allowance for loan losses
Beginning balance	$11,396	$2,310	$1,697	$5,952	$2,791	$55	$24,201
Provision for (recapture of) loan losses	11,946	(1,114)	2,558	(1,752)	945	65	12,648
Loans charged-off	—	—	—	(5,858)	(44)	(94)	(5,996)
Recoveries	14	—	—	1,726	65	39	1,844
Total ending allowance balance	$23,356	$1,196	$4,255	$68	$3,757	$65	$32,697
The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 and 2021 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$1,887,221

December 31, 2021
Allowance for loan losses
Individually evaluated for impairment	$7,558	$14	$—	$—	$107	$—	$7,679
Collectively evaluated for impairment	17,554	597	3,369	160	2,327	23	24,030
Total ending allowance balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709

Loan balance:
Individually evaluated for impairment	$20,110	$2,843	$—	$—	$7,831	$—	$30,784
Collectively evaluated for impairment	1,011,531	122,770	109,518	58,818	407,763	3,889	1,714,289
Total ending loan balance	$1,031,641	$125,613	$109,518	$58,818	$415,594	$3,889	$1,745,073
The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of December 31, 2022 and 2021 by portfolio segment:
Aging and Nonaccrual Loans (in thousands):

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497

	December 31, 2021
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$19,531	$19,531	$1,012,110	$1,031,641	$—	$19,594
Owner-occupied commercial real estate	121	—	820	941	124,672	125,613	—	1,399
Acquisition, construction & development	—	—	—	—	109,518	109,518	—	—
Commercial & industrial	21	—	—	21	58,797	58,818	—	—
Single family residential (1-4 units)	365	—	649	1,014	414,580	415,594	—	5,268
Consumer non-real estate and other	—	—	—	—	3,889	3,889	—	—
Total	$507	$—	$21,000	$21,507	$1,723,566	$1,745,073	$—	$26,261
The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022 and 2021:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97

Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154

December 31, 2021
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	2,327	2,460	—	2,437	129
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,673	6,230	—	5,848	245
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$8,000	$8,690	$—	$8,285	$374

With an allowance recorded:
Commercial real estate	$20,110	$20,236	$7,558	$20,130	$30
Owner-occupied commercial real estate	516	516	14	530	32
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—		—
Single family residential (1-4 units)	2,159	2,285	107	2,203	122
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$22,785	$23,037	$7,679	$22,863	$184
__________________
(1)Cash basis interest income recognized approximates interest income recognized as of December 31, 2022 and 2021.
Credit Quality Indicators
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, current economic information and other factors. The Company analyzes loans individually by classifying the loans by credit risk. The Company uses the following definitions for risk ratings:
Special Mention: Loans classified as special mention have a potential credit weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.
Substandard: Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of debt. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and unlikely.
Loans by credit quality indicators as of December 31, 2022 and 2021 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2021
Commercial real estate	$868,787	$75,397	$87,457	$—	$—	$1,031,641
Owner-occupied commercial real estate	122,065	2,149	1,399	—	—	125,613
Acquisition, construction & development	72,895	36,623	—	—	—	109,518
Commercial & industrial	58,763	55	—	—	—	58,818
Single family residential (1-4 units)	410,227	99	5,268	—	—	415,594
Consumer non-real estate and other	3,889	—	—	—	—	3,889
Total	$1,536,626	$114,323	$94,124	$—	$—	$1,745,073
There were no TDRs during the years ended December 31, 2022, 2021, and 2020, respectively.
There were no TDRs that subsequently defaulted within twelve months of restructuring in the years ending, December 31, 2022 and December 31, 2021, respectively.
In accordance with regulatory guidance and provisions in the CARES Act to provide relief during the COVID-19 pandemic, the Company has provided short-term concessions to certain borrowers. The Company holds $35.9 million and $173.1 million in loans that were under deferral under the CARES Act provisions as of December 31, 2022 and 2021, respectively. For loans to qualify for COVID-19 related modifications, these loans could not be more than 30 days past due as of December 31, 2019. As such, these loans were not considered TDRs based on the relief provisions of the CARES Act and recent regulatory interagency guidance.
For purposes of this disclosure, the Company defines default as any payment that occurs more than 90 days past the due date, charge-off, or foreclosure subsequent to modification.
As of December 31, 2022, 2021 and 2020, there was no other real estate owned. As of December 31, 2022, 2021 and 2020, there were no loans in the process of foreclosure.